Account Receivable, Net	12 Months Ended
Sep. 30, 2024
Account Receivable, Net [Abstract]
ACCOUNT RECEIVABLE, NET

6. ACCOUNT RECEIVABLE, NET

Accounts receivable, net consists of the following:

	As of September 30,
	2024	2023
Accounts receivable	$7,415,011	$2,120,261
Allowance for credit loss	(1,112,315)	(109,214)
Total accounts receivable, net	$6,302,696	$2,011,047

Movements of allowance for credit loss are as follows:

	As of September 30,
	2024	2023
Beginning balance	$109,214	$-
Adoption ASU 2016-13	985,102	116,428
Provision (recovery of provision)	(26,518)	-
Exchange rate effect	44,517	(7,214)
Ending balance	$1,112,315	$109,214